Vessels and subsidiaries, Details of Vessel Subsidiaries (Details) $ in Thousands		3 Months Ended	12 Months Ended
		Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) t Subsidiaries VLCC	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Vessel Subsidiaries [Abstract]
Number of subsidiaries for management services | Subsidiaries			3
Number of VLCC's available for sale per sale agreements | VLCC			3
Proceeds from sale of vessels | $			$ 112,399	$ 87,062	$ 0
Gain on sale of vessels | $			$ 19,513	$ 15,153	$ 0
Goodwood [Member]
Vessel Subsidiaries [Abstract]
Percentage of vessel subsidiaries owned			53.00%
Vessel Subsidiaries [Member]
Vessel Subsidiaries [Abstract]
Percentage of vessel subsidiaries owned			100.00%
DHT Mustang [Member]
Vessel Subsidiaries [Abstract]
Company			DHT Mustang Inc
DWT			317,975
Flag State			Hong Kong
Year Built			2018
DHT Bronco [Member]
Vessel Subsidiaries [Abstract]
Company			DHT Bronco Inc
DWT			317,975
Flag State			Hong Kong
Year Built			2018
DHT Colt [Member]
Vessel Subsidiaries [Abstract]
Company			DHT Colt Inc
DWT			319,713
Flag State			Hong Kong
Year Built			2018
DHT Stallion [Member]
Vessel Subsidiaries [Abstract]
Company			DHT Stallion Inc
DWT			319,713
Flag State			Hong Kong
Year Built			2018
DHT Tiger [Member]
Vessel Subsidiaries [Abstract]
Company			DHT Tiger Limited
DWT			299,629
Flag State			Hong Kong
Year Built			2017
DHT Harrier [Member]
Vessel Subsidiaries [Abstract]
Company			DHT Harrier Inc
DWT			299,985
Flag State			Hong Kong
Year Built			2016
DHT Puma [Member]
Vessel Subsidiaries [Abstract]
Company			DHT Puma Limited
DWT			299,629
Flag State			Hong Kong
Year Built			2016
DHT Panther [Member]
Vessel Subsidiaries [Abstract]
Company			DHT Panther Limited
DWT			299,629
Flag State			Hong Kong
Year Built			2016
DHT Osprey [Member]
Vessel Subsidiaries [Abstract]
Company			DHT Osprey Inc
DWT			299,999
Flag State			Hong Kong
Year Built			2016
DHT Lion [Member]
Vessel Subsidiaries [Abstract]
Company			DHT Lion Limited
DWT			299,629
Flag State			Hong Kong
Year Built			2016
DHT Leopard [Member]
Vessel Subsidiaries [Abstract]
Company			DHT Leopard Limited
DWT			299,629
Flag State			Hong Kong
Year Built			2016
DHT Jaguar [Member]
Vessel Subsidiaries [Abstract]
Company			DHT Jaguar Limited
DWT			299,629
Flag State			Hong Kong
Year Built			2015
DHT Taiga [Member]
Vessel Subsidiaries [Abstract]
Company			Samco Iota Ltd
DWT			314,249
Flag State			Hong Kong
Year Built			2012
DHT Opal [Member]
Vessel Subsidiaries [Abstract]
Company			DHT Opal Inc
DWT			320,105
Flag State			Hong Kong
Year Built			2012
DHT Sundarbans [Member]
Vessel Subsidiaries [Abstract]
Company			Samco Theta Ltd
DWT			318,123
Flag State			Hong Kong
Year Built			2012
DHT Redwood [Member]
Vessel Subsidiaries [Abstract]
Company			Samco Kappa Ltd
DWT			314,249
Flag State			Hong Kong
Year Built			2011
DHT Amazon [Member]
Vessel Subsidiaries [Abstract]
Company			Samco Eta Ltd
DWT			318,130
Flag State			RIF
Year Built			2011
DHT Peony [Member]
Vessel Subsidiaries [Abstract]
Company			DHT Peony Inc
DWT			320,013
Flag State			Hong Kong
Year Built			2011
DHT Lotus [Member]
Vessel Subsidiaries [Abstract]
Company			DHT Lotus Inc
DWT			320,142
Flag State			Hong Kong
Year Built			2011
DHT Edelweiss [Member]
Vessel Subsidiaries [Abstract]
Company	[1]		DHT Edelweiss Inc
DWT	[1]		301,021
Flag State	[1]		Hong Kong
Year Built	[1]		2008
Gain on sale of vessels | $		$ 6,800
DHT China [Member]
Vessel Subsidiaries [Abstract]
Company			Samco Epsilon Ltd
DWT			317,794
Flag State			Hong Kong
Year Built			2007
DHT Europe [Member]
Vessel Subsidiaries [Abstract]
Company			Samco Delta Ltd
DWT			317,713
Flag State			Hong Kong
Year Built			2007
DHT Bauhinia [Member]
Vessel Subsidiaries [Abstract]
Company			DHT Bauhinia Inc
DWT			301,019
Flag State			Hong Kong
Year Built			2007
DHT Hawk [Member]
Vessel Subsidiaries [Abstract]
Company	[1]		DHT Hawk Inc
DWT	[1]		298,923
Flag State	[1]		Hong Kong
Year Built	[1]		2007
DHT Scandinavia [Member]
Vessel Subsidiaries [Abstract]
Company			Samco Gamma Ltd
DWT			317,826
Flag State			Hong Kong
Year Built			2006
DHT Falcon [Member]
Vessel Subsidiaries [Abstract]
Company	[1]		DHT Falcon Inc
DWT	[1]		298,971
Flag State	[1]		Hong Kong
Year Built	[1]		2006
DHT Hawk, DHT Falcon and DHT Edelweiss [Member]
Vessel Subsidiaries [Abstract]
Proceeds from sale of vessels | $			$ 115,000
Gain on sale of vessels | $			$ 19,500

[1]	In 2022, the Company entered into three separate agreements to sell its three VLCCs, DHT Hawk, DHT Falcon and DHT Edelweiss, for an aggregate of $115 million. DHT Hawk and DHT Falcon were delivered in May 2022, and DHT Edelweiss was delivered in September 2022. A gain of $19.5 million was recorded in relation to the sale of these VLCCs.